Unaudited Condensed Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock Shares / Amount	Common Stock Units / Shares / Amount USD ($)	Additional Paid-in Capital USD ($)	(Accumulated deficit) USD ($)
Balance value at Dec. 31, 2012	$ 225,304		$ 4	$ 246,102	$ (20,802)
Balance, units/shares at Dec. 31, 2012		4,540	40,517,413
Issuance of common shares, value	211,402		7	211,395
Issuance of common shares, number of shares			68,123,503
Dividend paid/declared (see Note 8)	(10,042)			(10,042)
Net loss	(801)				(801)
Balance value at Jun. 30, 2013	425,863		11	447,455	(21,603)
Balance, units/shares at Jun. 30, 2013		4,540	108,640,916
Balance value at Dec. 31, 2013	450,822		13	530,203	(79,394)
Balance, units/shares at Dec. 31, 2013		4,540	136,714,942
Issuance of common shares, value	54,289		2	54,287
Issuance of common shares, number of shares			14,950,000
Stock-based compensation (see Note 14)	2,900			2,900
Dividend paid/declared (see Note 8)	(16,267)			(16,267)
Net loss	(15,622)				(15,622)
Balance value at Jun. 30, 2014	$ 476,122		$ 15	$ 571,123	$ (95,016)
Balance, units/shares at Jun. 30, 2014		4,540	151,664,942